RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
 RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

MARKET RISK
Our earnings, cash flows and OCI are subject to movements in foreign exchange rates, interest rates, commodity prices and our share price (collectively, market risks). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market risks to which we are exposed and the risk management instruments used to mitigate them. We use a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk
We generate certain revenues, incur expenses, and hold a number of investments and subsidiaries that are denominated in currencies other than Canadian dollars. As a result, our earnings, cash flows and OCI are exposed to fluctuations resulting from foreign exchange rate variability.

We employ financial derivative instruments to hedge foreign currency denominated earnings exposure. A combination of qualifying and non-qualifying derivative instruments are used to hedge anticipated foreign currency denominated revenues and expenses, and to manage variability in cash flows. We hedge certain net investments in United States dollar denominated investments and subsidiaries using foreign currency derivatives and United States dollar denominated debt.

Interest Rate Risk
Our earnings and cash flows are exposed to short-term interest rate variability due to the regular repricing of our variable rate debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps may be used to hedge against the effect of future interest rate movements. We have implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense via execution of floating to fixed interest rate swaps with an average swap rate of 2.8%.

We are exposed to changes in the fair value of fixed rate debt that arise as a result of the changes in market interest rates. Pay floating-receive fixed interest rate swaps are used, when applicable, to hedge against future changes to the fair value of fixed rate debt which mitigates the impact of fluctuations in the fair value of fixed rate debt via execution of fixed to floating interest rate swaps. As of December 31, 2018, we do not have any pay floating-receive fixed interest rate swaps outstanding.

Our earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate term debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. We have established a program within some of our subsidiaries to mitigate our exposure to long-term interest rate variability on select forecast term debt issuances via execution of floating to fixed interest rate swaps with an average swap rate of 3.2%.

We also monitor our debt portfolio mix of fixed and variable rate debt instruments to manage a consolidated portfolio of floating rate debt within the Board of Directors approved policy limit of a maximum of 30% of floating rate debt as a percentage of total debt outstanding. We primarily use qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk
Our earnings and cash flows are exposed to changes in commodity prices as a result of our ownership interests in certain assets and investments, as well as through the activities of our energy services subsidiaries. These commodities include natural gas, crude oil, power and NGL. We employ financial and physical derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. We use primarily non-qualifying derivative instruments to manage commodity price risk.

Equity Price Risk
Equity price risk is the risk of earnings fluctuations due to changes in our share price. We have exposure to our own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. We use equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, restricted share units. We use a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS
The following table summarizes the Consolidated Statements of Financial Position location and carrying value of our derivative instruments.

We generally have a policy of entering into individual International Swaps and Derivatives Association, Inc. agreements, or other similar derivative agreements, with the majority of our financial derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit events, and reduces our credit risk exposure on financial derivative asset positions outstanding with the counterparties in those circumstances. The following table summarizes the maximum potential settlement amounts in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

December 31, 2018	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Derivative Instruments Used as Fair Value Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	—	—	—	47	47	(37)	10
Interest rate contracts	22	—	—	—	22	(2)	20
Commodity contracts	2	—	—	427	429	(114)	315
	24	—	—	474	498	(153)	345
Deferred amounts and other assets
Foreign exchange contracts	23	—	—	39	62	(39)	23
Interest rate contracts	5	—	—	—	5	—	5
Commodity contracts	19	—	—	33	52	(21)	31
	47	—	—	72	119	(60)	59
Accounts payable and other
Foreign exchange contracts	(5)	—	—	(610)	(615)	37	(578)
Interest rate contracts	(163)	—	—	(178)	(341)	2	(339)
Commodity contracts	—	—	—	(273)	(273)	114	(159)
Other contracts	(1)	—	—	(4)	(5)	—	(5)
	(169)	—	—	(1,065)	(1,234)	153	(1,081)
Other long-term liabilities
Foreign exchange contracts	(1)	(15)	—	(2,196)	(2,212)	39	(2,173)
Interest rate contracts	(201)	—	—	—	(201)	—	(201)
Commodity contracts	—	—	—	(178)	(178)	21	(157)
Other contracts	(1)	—	—	(1)	(2)	—	(2)
	(203)	(15)	—	(2,375)	(2,593)	60	(2,533)
Total net derivative asset/(liability)
Foreign exchange contracts	17	(15)	—	(2,720)	(2,718)	—	(2,718)
Interest rate contracts	(337)	—	—	(178)	(515)	—	(515)
Commodity contracts	21	—	—	9	30	—	30
Other contracts	(2)	—	—	(5)	(7)	—	(7)
	(301)	(15)	—	(2,894)	(3,210)	—	(3,210)

December 31, 2017	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Derivative Instruments Used as Fair Value Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	1	4	—	138	143	(83)	60
Interest rate contracts	6	—	2	—	8	(3)	5
Commodity contracts	2	—	—	143	145	(64)	81
	9	4	2	281	296	(150)	146
Deferred amounts and other assets
Foreign exchange contracts	1	1	—	143	145	(125)	20
Interest rate contracts	7	—	6	—	13	(2)	11
Commodity contracts	17	—	—	6	23	(19)	4
	25	1	6	149	181	(146)	35
Accounts payable and other
Foreign exchange contracts	(5)	(42)	—	(312)	(359)	83	(276)
Interest rate contracts	(140)	—	(6)	(183)	(329)	3	(326)
Commodity contracts	—	—	—	(439)	(439)	64	(375)
Other contracts	(1)	—	—	(2)	(3)	—	(3)
	(146)	(42)	(6)	(936)	(1,130)	150	(980)
Other long-term liabilities
Foreign exchange contracts	(4)	(9)	—	(1,299)	(1,312)	125	(1,187)
Interest rate contracts	(38)	—	(2)	—	(40)	2	(38)
Commodity contracts	—	—	—	(186)	(186)	19	(167)
Other contracts	(1)	—	—	—	(1)	—	(1)
	(43)	(9)	(2)	(1,485)	(1,539)	146	(1,393)
Total net derivative asset/(liability)
Foreign exchange contracts	(7)	(46)	—	(1,330)	(1,383)	—	(1,383)
Interest rate contracts	(165)	—	—	(183)	(348)	—	(348)
Commodity contracts	19	—	—	(476)	(457)	—	(457)
Other contracts	(2)	—	—	(2)	(4)	—	(4)
	(155)	(46)	—	(1,991)	(2,192)	—	(2,192)

The following table summarizes the maturity and notional principal or quantity outstanding related to our derivative instruments.

	2018							2017
As at December 31,	2019	2020	2021	2022	2023	Thereafter		Total
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	925	1	—	—	—	—		759
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,969	4,893	3,608	1,944	1,804	1,857		16,167
Foreign exchange contracts - British pound (GBP) forwards - purchase (millions of GBP)	—	—	—	—	—	—		18
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	89	25	27	28	29	120		318
Foreign exchange contracts - Euro forwards - purchase (millions of Euro)	226	—	—	—	—	—		655
Foreign exchange contracts - Euro forwards - sell (millions of Euro)	—	23	94	94	92	606		1,262
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	32,662	—	—	20,000	—	—		52,662
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	8,616	6,243	4,188	412	49	156		7,138
Interest rate contracts - long-term receive fixed rate (millions of Canadian dollars)	—	—	—	—	—	—		4,196
Interest rate contracts - long-term pay fixed rate (millions of Canadian dollars)	3,777	3,185	1,596	—	—	—		5,402
Equity contracts (millions of Canadian dollars)	35	20	—	—	—	—		90
Commodity contracts - natural gas (billions of cubic feet)	(141)	(16)	(6)	(4)	—	—		(159)
Commodity contracts - crude oil (millions of barrels)	4	—	—	—	—	—		(3)
Commodity contracts - NGL (millions of barrels)	—	—	—	—	—	—		(12)
Commodity contracts - power (megawatt per hour (MW/H))	64	66	(3)	(43)	(43)	(43)	[1]	(43)	[2]

1	As at December 31, 2018, thereafter includes an average net purchase/(sell) of power of (43) MW/H for 2024 through 2025.

2	As at December 31, 2017, thereafter includes an average net purchase/(sell) of power of (43) MW/H for 2023 through 2025.

The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on our consolidated earnings and consolidated comprehensive income, before the effect of income taxes:

	2018	2017	2016
(millions of Canadian dollars)
Amount of unrealized gain/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	19	(5)	(19)
Interest rate contracts	(190)	6	(90)
Commodity contracts	2	11	14
Other contracts	(3)	1	39
Net investment hedges
Foreign exchange contracts	31	284	22
	(141)	297	(34)
Amount of (gain)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts[1]	5	(104)	2
Interest rate contracts[2,3]	161	388	145
Commodity contracts[4]	(1)	(9)	(12)
Other contracts[5]	3	8	(29)
	168	283	106
Amount of (gain)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts[2,3]	23	(4)	61
	23	(4)	61

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.

2	Reported within Interest expense in the Consolidated Statements of Earnings.

3	For the year ended December 31, 2017, includes settlements of $296 million loss related to the termination of long-term interest rate swaps as not highly probable to issue long-term debt.

4	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

5	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

We estimate that a loss of $18 million from AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which we are hedging exposures to the variability of cash flows is 36 months as at December 31, 2018.

Fair Value Derivatives
For interest rate derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk is included in Interest expense in the Consolidated Statements of Earnings.

Year ended December 31,	2018	2017
(millions of Canadian dollars)
Unrealized gain/(loss) on derivative	7	(10)
Unrealized gain/(loss) on hedged item	1	11
Realized gain/(loss) on derivative	(8)	2
Realized gain/(loss) on hedged item	(1)	(2)

Non-Qualifying Derivatives
The following table presents the unrealized gains and losses associated with changes in the fair value of our non-qualifying derivatives:

Year ended December 31,	2018	2017	2016
(millions of Canadian dollars)
Foreign exchange contracts[1]	(1,390)	1,284	935
Interest rate contracts[2]	5	157	73
Commodity contracts[3]	485	(199)	(508)
Other contracts[4]	(3)	—	9
Total unrealized derivative fair value gain/(loss), net	(903)	1,242	509

1
For the respective annual periods, reported within Transportation and other services revenues (2018 - $1,108 million loss; 2017 - $800 million gain; 2016 - $497 million gain) and Other income/(expense) (2018 - $282 million loss; 2017 - $484 million gain; 2016 - $438 million gain) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.

3
For the respective annual periods, reported within Transportation and other services revenues (2018 - $66 million gain; 2017 - $104 million loss; 2016 - $52 million loss), Commodity sales (2018 - $599 million gain; 2017 - $90 million gain; 2016 - $474 million loss), Commodity costs (2018 - $193 million loss; 2017 - $223 million loss; 2016 - $38 million gain) and Operating and administrative expense (2018 - $13 million gain; 2017 - $38 million gain; 2016 - $20 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK
Liquidity risk is the risk that we will not be able to meet our financial obligations, including commitments and guarantees, as they become due. In order to mitigate this risk, we forecast cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available and maintain substantial capacity under our committed bank lines of credit to address any contingencies. Our primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt, which includes debentures and medium-term notes. We also maintain current shelf prospectuses with securities regulators which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, we maintain sufficient liquidity through committed credit facilities with a diversified group of banks and institutions which, if necessary, enables us to fund all anticipated requirements for approximately one year without accessing the capital markets. We are in compliance with all the terms and conditions of our committed credit facility agreements and term debt indentures as at December 31, 2018. As a result, all credit facilities are available to us and the banks are obligated to fund and have been funding us under the terms of the facilities.

CREDIT RISK
Entering into derivative instruments may result in exposure to credit risk from the possibility that a counterparty will default on its contractual obligations. In order to mitigate this risk, we enter into risk management transactions primarily with institutions that possess strong investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated through maintenance and monitoring of credit exposure limits and contractual requirements, netting arrangements, and ongoing monitoring of counterparty credit exposure using external credit rating services and other analytical tools.

We have credit concentrations and credit exposure, with respect to derivative instruments, in the following counterparty segments:

December 31,	2018	2017
(millions of Canadian dollars)
Canadian financial institutions	28	82
United States financial institutions	107	19
European financial institutions	84	145
Asian financial institutions	6	2
Other[1]	337	137
	562	385

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

As at December 31, 2018, we provided letters of credit totaling nil in lieu of providing cash collateral to our counterparties pursuant to the terms of the relevant ISDA agreements. We held no cash collateral on derivative asset exposures as at December 31, 2018 and December 31, 2017.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of our counterparties using their credit default swap spread rates, and are reflected at fair value. For derivative liabilities, our non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Within EGD and Union Gas, credit risk is mitigated by the utilities' large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. We actively monitor the financial strength of large industrial customers and, in select cases, have obtained additional security to minimize the risk of default on receivables. Generally, we classify and provide for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS
Our financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. We also disclose the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects our best estimates of market value based on generally accepted valuation techniques or models and is supported by observable market prices and rates. When such values are not available, we use discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS
We categorize our derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1
Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations.

Level 2
Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

We have also categorized the fair value of our held to maturity preferred share investment and long-term debt as Level 2. The fair value of our held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of our long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenor.

Level 3
Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. We have developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts, basis swaps, commodity swaps, power and energy swaps, as well as options. We do not have any other financial instruments categorized in Level 3.

We use the most observable inputs available to estimate the fair value of our derivatives. When possible, we estimate the fair value of our derivatives based on quoted market prices. If quoted market prices are not available, we use estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, we use standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, we use observable market prices (interest, foreign exchange, commodity and share price) and volatility as primary inputs to these valuation techniques. Finally, we consider our own credit default swap spread as well as the credit default swap spreads associated with our counterparties in our estimation of fair value.

We have categorized our derivative assets and liabilities measured at fair value as follows:

December 31, 2018	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	—	47	—	47
Interest rate contracts	—	22	—	22
Commodity contracts	24	45	360	429
	24	114	360	498
Long-term derivative assets
Foreign exchange contracts	—	62	—	62
Interest rate contracts	—	5	—	5
Commodity contracts	—	30	22	52
	—	97	22	119
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	—	(615)	—	(615)
Interest rate contracts	—	(341)	—	(341)
Commodity contracts	(7)	(28)	(238)	(273)
Other contracts	—	(5)	—	(5)
	(7)	(989)	(238)	(1,234)
Long-term derivative liabilities
Foreign exchange contracts	—	(2,212)	—	(2,212)
Interest rate contracts	—	(201)	—	(201)
Commodity contracts	—	(23)	(155)	(178)
Other contracts	—	(2)	—	(2)
	—	(2,438)	(155)	(2,593)
Total net financial asset/(liability)
Foreign exchange contracts	—	(2,718)	—	(2,718)
Interest rate contracts	—	(515)	—	(515)
Commodity contracts	17	24	(11)	30
Other contracts	—	(7)	—	(7)
	17	(3,216)	(11)	(3,210)

December 31, 2017	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	—	143	—	143
Interest rate contracts	—	8	—	8
Commodity contracts	1	30	114	145
	1	181	114	296
Long-term derivative assets
Foreign exchange contracts	—	145	—	145
Interest rate contracts	—	13	—	13
Commodity contracts	—	2	21	23
	—	160	21	181
Financial liabilities
Current derivative liabilities
Foreign exchange contracts	—	(359)	—	(359)
Interest rate contracts	—	(329)	—	(329)
Commodity contracts	(13)	(87)	(339)	(439)
Other contracts	—	(3)	—	(3)
	(13)	(778)	(339)	(1,130)
Long-term derivative liabilities
Foreign exchange contracts	—	(1,312)	—	(1,312)
Interest rate contracts	—	(40)	—	(40)
Commodity contracts	—	(3)	(183)	(186)
Other contracts	—	(1)	—	(1)
	—	(1,356)	(183)	(1,539)
Total net financial asset/(liability)
Foreign exchange contracts	—	(1,383)	—	(1,383)
Interest rate contracts	—	(348)	—	(348)
Commodity contracts	(12)	(58)	(387)	(457)
Other contracts	—	(4)	—	(4)
	(12)	(1,793)	(387)	(2,192)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

December 31, 2018	Fair Value	Unobservable Input	Minimum Price/Volatility	Maximum Price/Volatility	Weighted Average Price/Volatility	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial[1]
Natural gas	(9)	Forward gas price	2.54	6.37	3.58	$/mmbtu[2]
Crude	28	Forward crude price	27.50	123.20	59.32	$/barrel
NGL	—	Forward NGL price	—	—	—	$/gallon
Power	(91)	Forward power price	16.21	96.72	48.33	$/MW/H
Commodity contracts - physical[1]
Natural gas	(119)	Forward gas price	1.09	6.95	1.51	$/mmbtu[2]
Crude	186	Forward crude price	16.45	123.22	59.22	$/barrel
NGL	(6)	Forward NGL price	0.13	1.40	0.59	$/gallon
	(11)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.

2	One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of our Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices could result in significantly different fair values for our Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

Year ended December 31,	2018	2017
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(387)	(295)
Total gain/(loss)
Included in earnings[1]	206	(184)
Included in OCI	2	4
Settlements	168	88
Level 3 net derivative liability at end of period	(11)	(387)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

Our policy is to recognize transfers as at the last day of the reporting period. There were no transfers between levels as at December 31, 2018 or 2017.

FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS
Our other long-term investments in other entities with no actively quoted prices are classified as Fair Value Measurement Alternative (FVMA) investments and are recorded at cost less impairment. The carrying value of FVMA and other long-term investments totaled $102 million and $99 million as at December 31, 2018 and 2017, respectively.

We have Restricted long-term investments held in trust totaling $323 million and $267 million as at December 31, 2018 and 2017, respectively, which are recognized at fair value.

We have a held to maturity preferred share investment carried at its amortized cost of $478 million and $371 million as at December 31, 2018 and 2017, respectively. These preferred shares are entitled to a cumulative preferred dividend based on the yield of 10-year Government of Canada bonds plus a margin of 4.38%. The fair value of this preferred share investment approximates its face value of $580 million as at December 31, 2018 and 2017.

As at December 31, 2018 and 2017, our long-term debt had a carrying value of $63.9 billion and $64.0 billion, respectively, before debt issuance costs and a fair value of $64.4 billion and $67.4 billion, respectively. We also have noncurrent notes receivable carried at book value recorded in Deferred amounts and other assets in the Consolidated Statements of Financial Position. As at December 31, 2018 and 2017, the noncurrent notes receivable had a carrying value of $97 million and $89 million, and a fair value of $97 million and $89 million, respectively.

The fair value of other financial assets and liabilities other than derivative instruments, other long-term investments, restricted long-term investments and long-term debt approximate their cost due to the short period to maturity.

NET INVESTMENT HEDGES
We have designated a portion of our United States dollar denominated debt, as well as a portfolio of foreign exchange forward contracts, as a hedge of our net investment in United States dollar denominated investments and subsidiaries.

During the years ended December 31, 2018 and 2017, we recognized an unrealized foreign exchange loss of $479 million and a gain of $367 million, respectively, on the translation of United States dollar denominated debt and an unrealized gain on the change in fair value of our outstanding foreign exchange forward contracts of $30 million and $286 million, respectively, in OCI. During the years ended December 31, 2018 and 2017, we recognized a realized loss of $45 million and $198 million, respectively, in OCI associated with the settlement of foreign exchange forward contracts and also recognized a realized loss of $14 million and gain of $23 million, respectively, in OCI associated with the settlement of United States dollar denominated debt that had matured during the period. There was no ineffectiveness during the years ended December 31, 2018 and 2017.